VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS, NET [Abstract]
Vessels, net
Vessels, net, consist of the carrying value of 20 vessels including drydocking costs.

All figures in USD '000	Vessels	Drydocking	Total
Carrying Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626
Carrying Value December 31, 2012	933,424	31,431	964,855
Accumulated depreciation December 31, 2012	397,641	15,822	413,463
Impairment Loss on Vessel 2012	12,030	-	12,030
Depreciation expense 2012	62,795	6,424	69,219